Intangible Asset (Details) - Schedule of Intangible Asset Account	6 Months Ended
Jun. 30, 2024 USD ($)
Schedule of Intangible Asset Account [Abstract]
Net book amount at December 31, 2023	$ 3,394,645
Additions
Disposal
Amortization	(188,591)
Net book amount at June 30, 2024	$ 3,206,054